Investments in subsidiary undertakings, joint ventures and associates	12 Months Ended
Dec. 31, 2020
Investments in subsidiary undertakings, joint ventures and associates
Investments in subsidiary undertakings, joint ventures and associates

D6    Investments in subsidiary undertakings, joint ventures and associates

D6.1Basis of consolidation

The Group consolidates those investees it is deemed to control. The Group has control over an investee if all three of the following are met: (1) it has power over an investee; (2) it is exposed to, or has rights to, variable returns from its involvement with the investee; and (3) it has ability to use its power over the investee to affect its own returns.

(i)	Subsidiaries

Subsidiaries are those investees that the Group controls. The majority of the Group’s subsidiaries are corporate entities, but the Group’s insurance operations also invest in a number of limited partnerships.

The Group performs a re-assessment of consolidation whenever there is a change in the substance of the relationship between the Group and an investee. Where the Group is deemed to control an entity it is treated as a subsidiary and its results, assets and liabilities are consolidated. Where the Group holds a minority share in an entity, with no control over the entity, the investments are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

(ii)	Joint ventures and associates

Joint ventures are joint arrangements arising from a contractual agreement whereby the Group and other investors have joint control of the net assets of the arrangement. In a number of these arrangements, the Group’s share of the underlying net assets may be less than 50 per cent but the terms of the relevant agreement make it clear that control is jointly exercised between the Group and the third party. Associates are entities over which the Group has significant influence, but it does not control. Generally it is presumed that the Group has significant influence if it holds between 20 per cent and 50 per cent voting rights of the entity.

With the exception of those referred to below, the Group accounts for its investments in joint ventures and associates by using the equity method of accounting. The Group’s share of profit or loss of its joint ventures and associates is recognised in the income statement and its share of movements in other comprehensive income is recognised in other comprehensive income. The equity method of accounting does not apply to investments in associates and joint ventures held by the Group’s insurance or investment funds. This includes venture capital business, mutual funds and unit trusts and which, as allowed by IAS 28, ‘Investments in Associates and Joint Ventures’, are carried at fair value through profit or loss.

(iii)	Structured entities

Structured entities are those that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Voting rights relate to administrative tasks. Relevant activities are directed by means of contractual arrangements. The Group invests in structured entities such as:

-	Collective investment schemes;
-	Limited partnerships;
-	Variable interest entities;
-	Investment vehicles within separate accounts offered through variable annuities;
-	Collateralised debt obligations;
-	Mortgage-backed securities; and
-	Similar asset-backed securities.

Collective investment schemes

The Group invests in collective investment schemes, which invest mainly in equities, bonds, cash and cash equivalents, and properties. The Group’s percentage ownership in these entities can fluctuate on a daily basis according to the participation of the Group and other investors in them.

-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity exceeds 50 per cent, the Group is judged to have control over the entity.
-

Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is between 20 per cent and 50 per cent, the facts and circumstances of the Group’s involvement in the entity are considered, including the rights to any fees earned by the asset manager from the entity, in forming a judgement as to whether the Group has control over the entity.

-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is less than 20 per cent, the Group is judged to not have control over the entity.
-

Where the entity is managed by an asset manager outside the Group, an assessment is made of whether the Group has existing rights that gives it the ability to direct the current activities of the entity and therefore control the entity. In assessing the Group’s ability to direct an entity, the Group considers its ability relative to other investors.

Where the Group is deemed to control these entities, they are treated as a subsidiary and are consolidated, with the interests of investors other than the Group being classified as liabilities, and appear as net asset value attributable to unit holders of consolidated investment funds.

Where the Group does not control these entities (as it is deemed to be acting as an agent) and they do not meet the definition of associates, they are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Where the Group’s asset manager sets up investment funds as part of asset management operations, the Group’s interest is limited to the administration fees charged to manage the assets of such entities. With no participation in these entities, the Group does not retain risks associated with investment funds. For these investment funds, the Group is not deemed to control the entities but to be acting as an agent.

The Group generates returns and retains the ownership risks in investment vehicles commensurate to its participation and does not have any further exposure to the residual risks of these investment vehicles.

Jackson’s separate account assets

These are investment vehicles that invest contract holders’ premiums in equity, fixed income, bonds and money market mutual funds. The contract holder retains the underlying returns and the ownership risks related to the underlying investments. The shareholder’s economic interest in separate accounts is limited to the administrative fees charged. The separate accounts are set up as separate regulated entities governed by a Board of Governors or trustees for which the majority of the members are independent of Jackson or any affiliated entity. The independent members are responsible for any decision making that impacts contract holders’ interest and govern the operational activities of the entities’ advisers, including asset managers. Accordingly, the Group does not control these vehicles. These investments are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Limited partnerships

The Group’s insurance operations invest in a number of limited partnerships, either directly or through unit trusts, through a mix of capital and loans. These limited partnerships are managed by general partners, in which the Group holds equity. Such interest in general partners and limited partnerships provide the Group with voting and similar rights to participate in the governance framework of the relevant activities in which limited partnerships are engaged in. Accounting for the limited partnerships as subsidiaries, joint ventures, associates or other financial investments depends on the terms of each partnership agreement and the shareholdings in the general partners.

Other structured entities

The Group holds investments in mortgage-backed securities, collateralised debt obligations and similar asset-backed securities, the majority of which are actively traded in a liquid market.

The Group consolidates the vehicles that hold the investments where the Group is deemed to control the vehicles. When assessing control over the vehicles, the factors considered include the purpose and design of the vehicle, the Group’s exposure to the variability of returns and the scope of the Group’s ability to direct the relevant activities of the vehicle including any kick-out or removal rights that are held by third parties. The outcome of the control assessment is dependent on the terms and conditions of the respective individual arrangements.

The majority of such vehicles are not consolidated. In these cases, the Group is not the sponsor of the vehicles in which it holds investments and has no administrative rights over the vehicles’ activities. The Group generates returns and retains the ownership risks commensurate to its holding and its exposure to the investments and does not have any further exposure to the residual risks or losses of the investments or the vehicles in which it holds investments. Accordingly, the Group does not have power over the relevant activities of such vehicles and all are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

The table below provides aggregate carrying amounts of the investments in unconsolidated structured entities reported in the Group’s statement of financial position:

	31 Dec 2020 $m			31 Dec 2019 $m
		Separate	Other		Separate	Other
Statement of financial position line	Investment	account	structured	Investment	account	structured
items	funds	assets	entities	funds	assets	entities
Equity securities and holdings in collective investment schemes	27,192	219,062	—	23,622	195,070	—
Debt securities	—	—	3,414	—	—	6,573
Total	27,192	219,062	3,414	23,622	195,070	6,573

As at 31 December 2020 and 2019, the Group does not have an agreement, contractual or otherwise, or intention to provide financial support to structured entities that could expose the Group to a loss.

D6.2    Dividend restrictions and minimum capital requirements

Certain Group subsidiaries and joint ventures are subject to restrictions on the amount of funds they may transfer in the form of cash dividends or otherwise to the Parent Company.

Under UK company law, UK companies can only declare dividends if they have sufficient distributable reserves.

Jackson is subject to state laws that limit the dividends payable to its Parent Company based on statutory capital, surplus and prior year earnings. Dividends in excess of these limitations require prior regulatory approval.

The Group’s subsidiaries, joint ventures and associates in Asia may remit dividends to the Group, in general, provided the statutory insurance fund meets the capital adequacy standard required under local statutory regulations and has sufficient distributable reserves. For further details on local capital regulations in Asia please refer to note C10.2.

D6.3    Investments in joint ventures and associates

The Group has shareholder-backed joint venture insurance and asset management businesses in China with CITIC Group and a joint venture asset management business in India with ICICI Bank. In addition, there is an asset management joint venture in Hong Kong with Bank of China International Holdings Limited (BOCI) and Takaful insurance joint venture in Malaysia.

For the Group’s joint ventures that are accounted for by using the equity method, the net of tax results of these operations are included in the Group’s profit before tax.

The Group’s associates, which are also accounted for under the equity method, include the Indian insurance entity (with the majority shareholder being ICICI Bank). In addition, the Group has investments in collective investment schemes, funds holding collateralised debt obligations, property funds where the Group has significant influence. As allowed under IAS 28, these investments are accounted for on a fair value through profit or loss basis. The aggregate fair value of associates accounted for at fair value through profit or loss, where there are published price quotations, is approximately $0.7 billion at 31 December 2020 (31 December 2019: $0.7 billion).

For joint ventures and associates accounted for using the equity method, the 12 months financial information of these investments for the years ended 31 December 2020 and 2019 (covering the same period as that of the Group) has been used in these consolidated financial statements.

The Group’s share of the profits for shareholder-backed business (including short-term fluctuations in investment returns), net of related tax, in joint ventures and associates, which are equity accounted as shown in the consolidated income statement at 31 December 2020, comprises the following:

Share of profits from joint ventures and associates, net of related tax	2020 $m	2019 $m	2018 $m
Asia insurance operations	400	291	238
Asia asset management operations	117	106	81
Total segment and Group total	517	397	319

There is no other comprehensive income in the joint ventures and associates. There has been no unrecognised share of losses of a joint venture or associate that the Group has stopped recognising in total comprehensive income.

The Group’s interest in joint ventures gives rise to no contingent liabilities or capital commitments that are material to the Group.

D6.4    Related undertakings

In accordance with Section 409 of the Companies Act 2006, a list of Prudential Group’s subsidiaries, joint ventures, associates and significant holdings (being holdings of more than 20 per cent) is disclosed below, along with the classes of shares held, the registered office address and the effective percentage of equity owned at 31 December 2020.

The definitions of a subsidiary undertaking, joint venture and associate in accordance with the Companies Act 2006 are different from the definition under IFRS Standards. As a result, the related undertakings included within the list below may not be the same as the undertakings consolidated in the Group IFRS financial statements. The Group’s consolidation policy is described in note D6.1. The Group also operates through branches. At 31 December 2020, there was no significant branch outside the UK.

Direct subsidiary undertakings of the Parent Company, Prudential plc (shares held directly or via nominees)

Key to share classes:

Abbreviation	Class of share held
LBG	Limited by Guarantee
LPI	Limited Partnership Interest
MI	Membership Interest
MFS	Mutual Fund Shares
NSB	Non-stock basis
OS	Ordinary Shares
PI	Partnership Interest
PS	Preference Shares
U	Units

Name of entity	Classes of shares held	Proportion held	Registered office address
Prudential Corporation Asia Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Holdings Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom

Other subsidiaries, joint ventures, associates and significant holdings of the Group – no shares held directly by the Parent Company, Prudential plc or its nominees

The table below represents the list of entities within the Group excluding the entities within the US business, which are shown in a separate table below.

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address

Aberdeen Standard Cash Creation Fund	U	31.40%	28th Floor Bangkok City Tower, 179 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
Aberdeen Standard Global Opportunities Fund	U	32.24%	20 Collyer Quay, #01-01, Singapore 049319
Aberdeen Standard Singapore Equity - SGD class	U	57.89%
Aberdeen Standard Singapore Equity Fund - USD class	U	42.67%	21 Church Street, #01-01, Capital Square Two, Singapore 049480
Allianz Global Investors Greater China Fund	U	43.06%	5F, No.378, Fu Xing N. Rd. Taipei, Taiwan
Alternatives North America Ltd.	U	100.00%	c/o MaplesFS Limited, P.O. Box 1093, Queensgate House, Grand Cayman, Cayman Islands KY1-1102
AMUNDI FTSE China A50 Index ETF	U	58.20%	90, boulevard Pasteur, 75015 Paris-France
BOCHK Aggressive Growth Fund	U	44.20%	27th Floor, Bank of China Tower, 1 Garden Road, Hong Kong
BOCHK Balanced Growth Fund	U	38.00%
BOCHK China Equity Fund	U	61.53%
BOCHK Conservative Growth Fund	U	38.26%
BOCHK US Dollar Money Market Fund	U	24.23%
BOCI-Prudential Asset Management Limited	OS	36.00%
BOCI-Prudential Trustee Limited	OS	36.00%	12th Floor and 25th Floor, Citicorp Centre, 18 Whitfield Road, Causeway Bay, Hong Kong
Capital Asian Bond Fund	U	40.72%	15F., No.69, Sec. 2, Dunhua South. Rd. Da-an District, Taiwan
CBRE European Industrial Fund	U	23.40%	2100 McKinney Avenue, 12th Floor, Dallas, TX 75201, USA
CITIC-CP Asset Management Co., Ltd.	MI	26.95%	Room 101-2, No.128 North Zhangjiabang Road, Pudong District, Shanghai, China
CITIC-Prudential Fund Management Company Limited	MI	49.00%	Level 9, HSBC Building, Shanghai IFC, 8 Century Avenue, Pudong, Shanghai, China
CITIC-Prudential Life Insurance Company Limited	MI	50.00%	0507-0510, 1601-1616, East Tower, World Financial Centre, No.1 East Third Ring Middle Road, Chaoyang District, Beijing, 100020, China

Eastspring Al-Wara' Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No. 6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Malaysia
Eastspring Asset Management Korea Co. Ltd.	OS	100.00%	15th Floor, Shinhan Investment Tower, 70 Yoidae-ro, Youngdungpo-gu, Seoul 07325, Korea
Eastspring Global Smart Beta Baby Investment Trust H	U	60.00%	Goodmorning Shinhan Tower 15F Yeoido Dong 23-2, Youngdungpo-gu, Seoul 150-010, Korea
Eastspring Global Smart Beta Baby Investment Trust USD	U	100.00%
Eastspring Infrastructure Debt Fund L.P.	PI	90.68%	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
Eastspring Investment Asia Real Estate Multi Asset Income Fund	U	80.65%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investment Asia Sustainable Bond Fund	U	99.99%
Eastspring Investment K-Short Term Bond Alpha Securities Investment Trust(Bond Balanced)	U	20.41%	15th Floor, Shinhan Investment Tower, 70 Yoidae-ro, Youngdungpo-gu, Seoul 07325, Korea
Eastspring Investment Management (Shanghai) Company Limited	MI	100.00%	Unit 306-308, 3rd Floor, Azia Center, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, China
Eastspring Investments - Global Growth Equity Fund	U	73.87%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments - Global Low Volatility Equity Fund	U	99.48%
Eastspring Investments - Global Technology Fund	U	81.38%
Eastspring Investments - Pan European Fund	U	64.88%
Eastspring Investments - US High Yield Bond Fund	U	41.33%
Eastspring Investments (Hong Kong) Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Eastspring Investments (Luxembourg) S.A.	OS	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments (Singapore) Limited	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
Eastspring Investments Asia Oceania High Dividend Equity Fund	U	100.00%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Eastspring Investments Asia Oceania U&I Bond Fund	U	99.92%
Eastspring Investments Asia Pacific Equity Fund	U	99.97%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Asian Bond Fund	U	39.08%
Eastspring Investments Asian Dynamic Fund	U	90.00%
Eastspring Investments Asian Equity Fund	U	99.17%
Eastspring Investments Asian Equity Income Fund	U	80.97%
Eastspring Investments Asian High Yield Bond Fund	U	29.28%
Eastspring Investments Asian High Yield Bond MY Fund	U	67.90%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Asian Infrastructure Equity Fund	U	71.48%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Asian Investment Grade Bond Fund	U	92.65%
Eastspring Investments Asian Low Volatility Equity Fund	U	99.11%
Eastspring Investments Asian Multi Factor Equity Fund	U	100.00%
Eastspring Investments Asian Property Securities Fund	U	97.70%
Eastspring Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No. 6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Malaysia
Eastspring Investments China A Shares Growth Fund	U	91.25%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Dragon Peacock Fund	U	90.95%
Eastspring Investments Emerging Markets Star Players	U	41.15%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Eastspring Investments Equity Income Fund	U	29.20%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments European Inv Grade Bond Fund	U	99.73%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Fund Management Limited Liability Company	MI	100.00%	23rd Floor, Saigon Trade Center, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Eastspring Investments Global Emerging Markets Bond Fund	U	99.96%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Global Equity Navigator Fund	U	98.43%
Eastspring Investments Global Market Navigator Fund	U	99.63%
Eastspring Investments Global Multi Asset Income Plus Growth Fund	U	99.99%
Eastspring Investments Greater China Equity Fund	U	94.66%
Eastspring Investments Group Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
Eastspring Investments Incorporated	OS	100.00%	874 Walker Road, Suite C, Dover, DE 19904, USA
Eastspring Investments India Consumer Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene, 72201, Mauritius
Eastspring Investments India Equity Fund	U	77.64%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments India Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene, 72201, Mauritius
Eastspring Investments India Infrastructure Equity Open Limited	OS	100.00%
Eastspring Investments Japan Dynamic MY Fund	U	37.02%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Limited	OS	100.00%	Marunouchi Park Building, 6-1 Marunouchi 2-chome, Chiyoda-Ku, Tokyo, Japan

Eastspring Investments MY Focus Fund	U	26.11%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Services Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
Eastspring Investments SICAV-FIS - Alternative Investments Fund	U	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments SICAV-FIS - Asia Pacific Loan Fund	U	90.92%
Eastspring Investments Unit Trust - Dragon Peacock Fund	U	97.74%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments US Corporate Bond Fund	U	60.63%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments US High Inv Grade Bond Fund	U	90.09%
Eastspring Investments US Investment Grade Bond Fund	U	40.83%
Eastspring Investments UT Singapore ASEAN Equity Fund	U	98.74%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments UT Singapore Select Bond Fund	U	75.14%
Eastspring Investments Vietnam Navigator Fund	U	76.45%	23rd Floor, Saigon Trade Center, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Eastspring Investments World Value Equity Fund	U	95.42%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited	MI	100.00%	Unit 306-308, 3rd Floor, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, China
Eastspring Real Assets Partners	OS	100.00%	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
Eastspring Securities Investment Trust Co., Ltd.	OS	99.54%	4th Floor, No.1 Songzhi Road, Taipei 110, Taiwan
First Sentier Global Property Securities Fund	U	56.08%	38 Beach Road, #06-11 South Beach Tower, Singapore 189767
First State China Focus Fund	U	71.78%	70 Sir John Rogerson’s Quay, Dublin 2, D02 R296, Ireland
FRANK TP ASIA GR-A-ACC-SGD	U	28.03%	8A, rue Albert Borschette, L-1246 Luxembourg
Fubon China Bond Umbrella Fund	U	37.09%	8F., No. 108, Sec. 1, Dunhua South. Rd. Taipei, Taiwan
Fubon Global Investment Grade Bond Fund	U	41.28%
Fuh Hwa Emerging Market RMB Fixed Income Fund	U	24.51%	8F & 9F., No.308, Sec. 2, Bade Rd., Da-an District
Furnival Insurance Company PCC Limited	OS	100.00%	PO Box 155, Mill Court, La Charroterie, St Peter Port, GY1 4ET, Guernsey

GS Twenty Two Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Hyde Holdco 1 Limited (In Liquidation)	OS	100.00%	c/o Mazars LLP, 45 Church Street, Birmingham, B3 2RT, United Kingdom
ICICI Prudential Asset Management Company Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
ICICI Prudential Life Insurance Company Limited	OS	22.11%	ICICI PruLife Towers, 1089 Appasaheb Marathe Marg, Prabhadevi, Mumbai 400025, India
ICICI Prudential Pension Funds Management Company Limited	OS	22.11%
ICICI Prudential Trust Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
Invesco Fixed Maturity Selective Emerging Market Bonds 2024	U	100.00%	8F, No 122, Tung Hua N. Rd. Taipei, Taiwan
Invesco Select 6 Year Maturity Global Bond Fund	U	100.00%
iShares Core MSCI Asia	U	72.07%	16/F Champion Tower, 3 Garden Road, Central, Hong Kong
iShares Edge MSCI USA Minimum Volatility ESG UCITS Fund	U	78.95%	J.P. Morgan, 200 Capital, 79 Sir John Rogerson's Quay, Dublin 2, D02 RK57, Ireland
iShares Edge MSCI USA Momentum Factor UCITS Fund	U	37.14%
iShares Fallen Angels High Yield Corporate Bond UCITS ETF Wing	U	38.11%	79 Sir John Rogerson's Quay, Dublin 2, D02 RK 57, Ireland
JPMorgan Investment Funds - Global Select Equity Fund	U	28.59%	JPMorgan Asset Management (Europe) S.à r.l., 6, route de Trèves, L-2633 Senningerberg, Luxembourg
JPMorgan Liquidity Funds - SGD Liquidity LVNAV Fund	U	21.21%
KKP Active Equity Fund	U	22.04%	19/F Muang Thai-Phatra Complex, Building Tower, A, 252/25 Ratchadapisek Road, Huaykwang, Bangkok 10310, Thailand
Krungsri Greater China Equity Hedged Dividend Fund	U	25.64%	12th, 18th Zone B Floor, Ploenchit Tower 898 Ploenchit Road, Lumpini Pathumwan, Bangkok 10330, Thailand
Lasalle Property Securities SICAV-FIS	U	100.00%	11-13 Bouldevard de la Foire, L-1528 Luxembourg
M&G Asia Property Trust	U	100.00%	8 Marina Boulevard, 05-02 Marina Bay, Financial Centre Tower 1, Singapore, 018981
M&G Luxembourg European Strategic Value Fund	U	78.60%	49 Avenue J.F. Kennedy, L-1855, Luxembourg
M&G Real Estate Asia Holding Company Pte. Ltd.	OS	33.00%	10 Marina Boulevard, #31-03, Marina Bay, Financial Centre Tower 2, Singapore, 018983

Manulife Asia Pacific Bond Fund	U	50.85%	9/F, No 89 Son Ren Road, Taipei, Taiwan
Manulife China Dim Sum High Yield Bond Fund	U	65.43%
Manulife China Offshore Bond Fund	U	66.01%
Manulife USD High Yield Bond Fund	U	26.54%
Neuralbay Pte. Ltd.	OS	100.00%	10 Central Exchange Green, Pixel, Singapore 138649
Nomura Six Years Fixed Maturity Asia Pacific Emerging Market Bond Fund	U	100.00%	101 Tower, 30F, No. 7 Sec. 5, Xinyi Rd., Xinyi Dist., Taipei, Taiwan
Nomura Six Years Fixed Maturity Emerging Market Bond Fund	U	43.03%
Nomura Six Years Ladder Maturity Asia Pacific Emerging Market Bond Fund	U	100.00%
North Sathorn Holdings Company Limited	OS	100.00%	3 Rajanakarn Building, 20th Floor, South Sathorn Road, Yannawa Subdistrict, Sathorn District, Bangkok, Thailand
PCA IP Services Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
PCA Life Assurance Co. Ltd.	OS	99.79%	8th Floor, No.1 Songzhi Road, Taipei City,11047, Taiwan
PCA Reinsurance Co. Ltd.	OS	100.00%	Unit Level 13(A), Main Office Tower, Financial Park Labuan, Jalan Merdeka, 87000 Federal Territory of Labuan, Malaysia

Prenetics Limited	PS	12.65%	7th Floor, Prosperity Millennia Plaza, 663 King’s Road, North Point, Hong Kong
Pru Life Insurance Corporation of U.K.	OS	100.00%	9th Floor, Uptown Place Tower 1, 1 East 11th Drive, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines
Pru Life UK Asset Management and Trust Corporation	OS	100.00%	2nd Floor, Uptown Parade 2, 36th Street, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines
Prudence Foundation	LBG	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential (Cambodia) Life Assurance Plc	OS	100.00%	20th Floor, #445, Monivong Blvd, Boeung Prolit, 7 Makara, Phnom Penh Tower, Phnom Penh, Cambodia
Prudential (US Holdco 1) Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Africa Holdings Limited	OS	100.00%
Prudential Africa Services Limited	OS	100.00%	Vienna Court, Ground Floor, State House Crescent, Off State House Avenue, Nairobi, P.O Box 25093, Kenya
Prudential Assurance Company Singapore (Pte) Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Assurance Malaysia Berhad*	OS	51.00%	Level 20, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Prudential Assurance Uganda Limited	OS	100.00%	Zebra Plaza, Plot 23, Kampala Road, P.O. Box 2660, Kampala, Uganda
Prudential BeGeneral Insurance S.A.	OS	51.00%	Immeuble WOODIN Center 1st Floor, Avenue Nogues, Plateaux, Abidjan, Cote d'Ivoire
Prudential BeLife Insurance S.A.	OS	50.93%
Prudential Beneficial General Insurance Cameroon S.A.	OS	50.04%	1944 Blvd de la République, BP 2328, Douala, Cameroon
Prudential Beneficial Life Insurance Cameroon S.A.	OS	51.00%
Prudential Beneficial Life Insurance Togo S.A.	OS	50.99%	2963 Rue De La Chance Agbalepedogan, P.B. 1115, Lome, Togo
Prudential BSN Takaful Berhad†	OS	49.00%	Level 8A, Menara Prudential, 10 Jalan Sultan Ismail, 50250 Kuala Lumpur, Malaysia
Prudential Corporation Australasia Holdings Pty Limited (in liquidation)	OS	100.00%	31 Highgate Circuit, Kellyville, NSW, 2155, Australia
Prudential Corporation Holdings Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential General Insurance Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential Group Secretarial Services HK Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Secretarial Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Holdings Limited	OS	100.00%	4th Floor, Saltire Court, 20, Castle Terrace, Edinburgh, EH1 2EN, United Kingdom
Prudential Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential International Treasury Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential IP Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Life Assurance (Lao) Company Limited	OS	100.00%	5th Floor, Lao international Business and Tourist Center Project (Vientiane Center), Khouvieng Road, Nongchan Village, Sisattanak District, Vientiane Capital, Lao PDR
Prudential Life Assurance (Thailand) Public Company Limited	OS	99.93%	9/9 @ Sathorn Building, 20th–27th Floor, South Sathorn Road, Yannawa, Sahtorn, Bangkok 10120, Thailand
Prudential Life Assurance Kenya Limited	OS	100.00%	Vienna Court, Ground Floor, State House Crescent, Off State House Avenue, Nairobi, P.O Box 25093, Kenya
Prudential Life Assurance Zambia Limited	OS	100.00%	Prudential House, Plot No.32256, Thabo Mbeki Road, P.O. Box 31357, Lusaka, Zambia
Prudential Life Insurance Ghana Limited	OS	100.00%	35 North Street, Tesano, Accra, Accra - North, PO Box AN11549, Ghana
Prudential Life Vault Limited	OS	100.00%	98 Awolowo Road, South-West Ikoyi, Lagos, Nigeria

Prudential Mauritius Holdings Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene, 72201, Mauritius
Prudential Myanmar Life Insurance Limited	OS	100.00%	#15-01, 15th Floor, Sule Square, 221 Sule Pagoda Road, Kyauktada Township, Yangon, Myanmar
Prudential Pensions Management Zambia Limited	OS	49.00%	Prudential House, Plot No.32256, Thabo Mbeki Road, P.O. Box 31357, Lusaka, Zambia
Prudential Services Asia Sdn. Bhd.	OS	100.00%	Suite 1005, 10th Floor, Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
	PS	100.00%
Prudential Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Services Singapore Pte. Ltd.	OS	100.00%	1 Wallich Street, #19-01 Guoco Tower, Singapore 078881
Prudential Singapore Holdings Pte. Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Technology and Services India Private Limited	OS	100.00%	EPIP Industrial Area, Whitefield Road, K.R Puram, Near SAP Labs, Hubli, Bangalore, Karnataka, 560066, India
Prudential Vietnam Assurance Private Limited	OS	100.00%	25th Floor, Saigon Trade Centre, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Prudential Zenith Life Insurance Limited	OS	51.00%	13th Floor, Civic Towers, Ozumba Mbadiwe Avenue, Victoria Island, Lagos, Nigeria
PT. Eastspring Investments Indonesia	OS	100.00%	Prudential Tower, 23rd Floor , Jl. Jend. Sudirman Kav.79, Jakarta 12910, Indonesia
PT. Prudential Life Assurance	OS	94.62%	Prudential Tower, JI. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
Pulse EcoSystems Pte. Ltd.	OS	100.00%	1 Wallich Street, #19-01 Guoco Tower, Singapore 078881
PVFC Financial Limited	OS	100.00%	Suite 509, 5th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Reksa Dana Eastspring IDR Fixed Income Fund (NDEIFF)	U	99.64%	Prudential Tower, 23rd Floor, Jl. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
Reksa Dana Eastspring Investments Alpha Navigator Fund	U	85.85%
Reksa Dana Eastspring Investments Cash Reserve	U	99.16%
Reksa Dana Eastspring Investments IDR High Grade	U	21.46%
Reksa Dana Eastspring Investments Value Discovery	U	88.20%
Reksa Dana Syariah Eastspring Syariah Equity Islamic Asia Pacific USD	U	86.66%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah	U	59.79%
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah	U	98.30%
Reksa Dana Syariah Penyertaan Terbatas Bahana Syariah BUMN Fund	U	99.01%	Graha CIMB Niaga 21st Floor. Jl Jend Sudirman Kav 58, Jakarta - 12190, Indonesia.
Rhodium Investment Fund	U	99.82%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
SCB Global Income Fund	U	26.65%	7-8th Floor, SCB Park Plaza 1, 18 Ratchadapisek Road, Chatuchak, Bangkok 10900, Thailand
Schroder Asian Investment Grade Credit	U	35.52%	138 Market Street, #23-01 CapitaGreen, Singapore 048946
Schroder Emerging Markets Fund	U	63.91%
Schroder Multi-Asset Revolution	U	59.60%
Schroder US Dollar Money Fund	U	37.08%	HSBC Institutional Trust Service (Asia) Limited, 1 Queen's Road Central, Hong Kong.
Scotts Spazio Pte. Ltd.	OS	45.00%	30 Cecil Street #23-02 Prudential Tower, Singapore, 049712
Shenzhen Prudential Technology Limited	MI	100.00%	Unit 5, 8th Floor, China Resources Tower, No.2666 Keyuan South Road, Yuehai Street, Nanshan District, Shenzhen, 518054, China

Sri Han Suria Sdn. Bhd.	OS	51.00%	Suite 1005, 10th Floor Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
Staple Limited	OS	100.00%	3 Rajanakarn Building, 20th Floor, South Sathorn Road, Yannawa Subdistrict, Sathorn District, Bangkok, Thailand
Thanachart Fund Management Co., Ltd.	OS	50.10%	Units 902-908, 9th Floor, Mitrtown Office Tower 944 , Rama 4 Road, Wangmai, Patumwan, Bangkok, 10330, Thailand
TMB Asset Management Co., Ltd.	OS	65.00%	32nd Floor, Abdulrahim Building, 990 Rama IV Road, Silom, Bangrak, Bangkok 10500, Thailand
UOB Smart Global Healthcare	U	36.67%	23A, 25th Floor, Asia Centre Building, 173/27-30, 32-33 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
UOB Smart Millennium Growth Fund	U	34.24%

*Prudential Assurance Malaysia Berhad is consolidated at 100 per cent in the Group's financial statements reflecting the economic interest to the Group.

†Prudential BSN Takaful Berhad is a joint venture that is accounted for using the equity method, for which the Group has an economic interest of 70 per cent for all business sold up to 23 December 2016 and of 49 per cent for new business sold subsequent to this date.

The table below represents the list of entities within the Group's US business. On 17 July 2020, the Group completed the equity investment transaction by Athene, under which Athene invested $500 million in the Group's US business in return for an 11.1 per cent economic interest for which the voting interest is 9.9 per cent. The proportion held shown in the table below represents the Prudential's effective percentage of voting interest owned.

	Classes of	Proportion	Registered office address
Name of entity	shares held	held
95th Avenue Retail Building, LLC	MI	90.10%	901 S., Ste. 201, Second St., Springfield, IL, 62704-7909, USA
Allied Life Brokerage Agency, Inc	LPI	90.10%	1 Corporate Way, Lansing, MI 48951, USA
Brier Capital LLC	OS	90.10%
Brooke Life Insurance Company	OS	90.10%
Centre Capital Non-Qualified Investors IV AIV-RA, L.P.	LPI	39.74%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA
Centre Capital Non-Qualified Investors V AIV-ELS LP	LPI	32.96%
Centre Capital Non-Qualified Investors V LP	LPI	33.98%
CEP IV-A CWV AIV LP	LPI	21.60%	615 South Dupont Highway, Dover, DE 19901, USA
CEP IV-A Davenport AIV LP	LPI	21.57%	22 St. Clair Avenue East, Suite 1700, Toronto CA M4T 2S3
CEP IV-A INDY AIV Limited Partnership Canada	LPI	21.57%
CEP IV-A Indy AIV LP	LPI	21.57%
CEP IV-A NMR AIV LP	LPI	21.57%
Hermitage Management LLC	OS	90.10%	1 Corporate Way, Lansing, MI 48951, USA
Jackson Charitable Foundation Inc	NSB	90.10%
Jackson Finance LLC	OS	90.10%
Jackson Financial Inc	OS	90.10%	1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Jackson Holdings LLC	OS	90.10%
Jackson National Asset Management LLC	OS	90.10%	1 Corporate Way, Lansing, MI 48951, USA
Jackson National Life (Bermuda) Limited	OS	90.10%	Cedar House, Hamilton, Bermuda
Jackson National Life Distributors LLC	OS	90.10%	1209 Orange Street, Wilmington, DE 19801, USA
Jackson National Life Insurance Agency, LLC	OS	90.10%
Jackson National Life Insurance Company	OS	90.10%	1 Corporate Way, Lansing, MI 48951, USA
Jackson National Life Insurance Company of New York	OS	90.10%	2900 Westchester Avenue, Suite 305, Purchase, NY 10577, USA
Mission Plans of America, Inc	OS	90.10%	1999 Bryan Street, Suite 900, Dallas, TX 75201, USA
National Planning Holdings, LLC	OS	90.10%	1209 Orange Street, Wilmington, DE 19801, USA
Old Hickory Fund I, LLC	MI	90.10%	874 Walker Road, Suite C, Dover, DE 19904, USA
PGDS (US One) LLC	OS	90.10%	1209 Orange Street, Wilmington, DE 19801, USA
PPM America Capital Partners III, LLC	MI	54.51%	874 Walker Road, Suite C, Dover, DE 19904, USA
PPM America Capital Partners IV, LLC	MI	31.08%
PPM America Capital Partners V, LLC	MI	30.63%
PPM America Capital Partners VI, LLC	MI	28.83%
PPM America Private Equity Fund III LP	LPI	45.10%
PPM America Private Equity Fund IV LP	LPI	45.01%
PPM America Private Equity Fund V LP	LPI	45.01%
PPM America Private Equity Fund VI LP	LPI	43.22%
PPM America Private Equity Fund VII LP	LPI	48.03%
PPM America, Inc	OS	90.10%
PPM CLO 2018-1 Ltd.	PS	74.78%	Queensgate House, South Church Street, George Town, Grand Cayman KY1-1102, Cayman Islands
PPM CLO 3 Ltd.	OS	90.10%	PO Box 1093, Queensgate House, Grand Cayman KY1-1102, Cayman Islands
PPM CLO 4 Ltd.	PS	71.18%	PO Box 1093, Queensgate House, Grand Cayman KY1-1102, Cayman Islands
PPM Funds - PPM Core plus Fixed Income Fund	MFS	89.96%	84 State Street, 6th Floor, Boston, MA 02109, USA
PPM Funds - PPM High Yield Core Fund	MFS	90.08%
PPM Funds - PPM Small Cap Value Fund	MFS	53.84%
PPM Holdings, Inc	OS	90.10%	874 Walker Road, Suite C, Dover, DE 19904, USA
PPM Loan Management Company LLC	MI	90.10%
PPM Loan Management Holding Company LLC	MI	90.10%
REALIC of Jacksonville Plans, Inc	OS	90.10%	1999 Bryan Street, Suite 900, Dallas, TX 75201, USA
ROP, Inc	OS	90.10%	1209 Orange Street, Wilmington, DE 19801, USA
Squire Capital I LLC	MI	90.10%	1 Corporate Way, Lansing, MI 48951, USA
Squire Capital II LLC	OS	90.10%
Squire Reassurance Company II, Inc	OS	90.10%	40600 Ann Arbor Road, East Suite 201, Plymouth, MI 48170, USA
Squire Reassurance Company LLC	OS	90.10%	1 Corporate Way, Lansing, MI 48951, USA
VFL International Life Company SPC, Ltd.	OS	90.10%	171 Elgin Avenue, Grand Cayman, Cayman Islands
Wynnefield Private Equity Partners I, L.P.	LPI	89.09%	1313 North Market Street Ste 5100, Wilmington, DE 19801, USA